Other Long-term Liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Liabilities
OTHER LONG-TERM LIABILITIES

($ millions)	2017	2016
Long-term compensation liability (1)	5.2	3.7
Lease inducement (2)	40.0	43.6
Onerous contracts provision (3)	8.8	7.3
Other long-term liabilities	54.0	54.6

(1)	Long-term compensation liability relates to the PSU and DSU Plans. See Note 22 - "Share-based Compensation" for additional information.

(2)
The Company's lease inducement is associated with the building lease for Crescent Point's corporate office. This non-cash liability is amortized on a straight-line basis over the term of the lease to June 2030.

(3)	Onerous contracts provision is related to the estimated unrecoverable portion of building leases.